Other Payables And Accruals	12 Months Ended
Dec. 31, 2020
Accrued Expenses And Other Liabilities [Abstract]
Other Payables And Accruals
22.	OTHER PAYABLES AND ACCRUALS

		As of December 31,
	Notes	2019	2020
		HK$	HK$

Accruals and other payables		66,043,431	81,054,895
Contract liabilities	(i)	111,974,163	47,270,998

		178,017,594	128,325,893

Note:

(i)	Contract liabilities include upfront fees received to deliver asset management services.
Movements in contract liabilities during the years ended December 31, 2019 and 2020 are as follows:

HK$

At January 1, 2019	55,111,818
Upfront fee received during the year	127,418,656
Revenue recognised during the year	(70,556,311)

At December 31, 2019	111,974,163
Upfront fee received during the year	38,201,342
Revenue recognised during the year	(102,904,507)

At December 31, 2020	47,270,998